Revenue and contract liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Summary of disaggregation of revenue

	For the six months ended June 30,
	2025	2026
	(RMB in thousands)
Products revenue – third parties	175,588	279
Mining products and related components	175,444	246
Other revenues	144	33
Products revenue – related party (Note 15)	—	10,852
Work in process and related components	—	10,852
Total revenue	175,588	11,131